UNITED STATES

                   SECURITIES AND EXCHANGE COMMISSION

                         Washington, D.C.  20549



                               FORM 13F



                         FORM 13F COVER PAGE



Report for the Calendar Year or Quarter Ended: March 31, 2002



Check here if Amendment [  ];  Amendment Number:

This Amendment (Check only one.): [  ] is a restatement.

                                  [  ] adds new holdings entries.



Institutional Investment Manager Filing this Report:

Name:    Needelman Asset Mgmt, Inc.

Address: 800 Newport Center Dr, Ste 450

         Newport Beach, CA  92660-6316







13F File Number: 28-01623



The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all

information contained herein is true, correct and complete, and that it is understood that all required items, statements,

schedules, lists, and tables, are considered integral parts of this form.



Person Signing this Report on Behalf of Reporting Manager:

Name:    B. Masiello

Title:   Director of Operations

Phone:   949-760-6644_

Signature, Place, and Date of Signing:



_______________   ________________   ________________





Report Type (Check only one.):



[X ]   13F HOLDINGS REPORT.



[  ]   13F NOTICE.



[  ]   13F COMBINATION REPORT.



List of Other Managers Reporting for this Manager:











I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE

ACT OF 1934.

                          FORM 13F SUMMARY PAGE





Report Summary:



Number of Other Included Managers:          0

Form 13F Information Table Entry Total:     52

Form 13F Information Table Value Total:     $56,076





List of Other Included Managers:



No.   13F File Number        Name











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

                                                          FORM 13F INFORMATION TABLE

                                                           VALUE       SHS/ SH/      INVSTMT                     SHRD
NAME OF ISSUER                 TITLE OF CLASS   CUSIP NO  (x$1000)     PRN  PR       DSCRETN

------------------------------ ---------------- --------- -------- -------- --- ---- ------- -----------  -------- -------- --------



AT&T CORP                         COM            001957109   313   19934SH         DEFINED            0
ABBOTT LABORATORIES               COM            002824100  1442   27410SH         DEFINED            0
ALCOA INC                         COM            013817101  1605   42520SH         DEFINED            0
ALLTEL CORP                       COM            020039103   962   17315SH         DEFINED            0
AMERICAN EXPRESS CO               COM            025816109   213    5200SH         DEFINED            0
AMERICAN INTL GROUP INC           COM            026874107  2219   30754SH         DEFINED            0
ANHEUSER BUSCH COS INC            COM            035229103  2170   41580SH         DEFINED            0
APARTMENT INVT & MGMT CO CL A     COM            03748R101   339    7000SH         DEFINED            0
BP PLC ADRS                       COM            055622104  1408   26519SH         DEFINED            0
BANK OF AMERICA CORP              COM            060505104  1342   19736SH         DEFINED            0
BAXTER INTERNATIONAL INC          COM            071813109  1570   26370SH         DEFINED            0
BRISTOL-MYERS SQUIBB CO           COM            110122108   202    5000SH         DEFINED            0
BUCKEYE PARTNERS LP               UNIT LP        118230101   319    8000SH         DEFINED            0
CITIGROUP INC                     COM            172967101  1710   34527SH         DEFINED            0
COMCAST CORP SPECIAL - CL A       COM            200300200   742   23345SH         DEFINED            0
COMERICA INC                      COM            200340107   344    5500SH         DEFINED            0
COMPAQ COMPUTER CORP              COM            204493100   338   32390SH         DEFINED            0
DOW CHEMICAL CO                   COM            260543103  1229   37562SH         DEFINED            0
EATON CORPORATION                 COM            278058102   222    2743SH         DEFINED            0
ELECTRONIC DATA SYS CORP (NEW)    COM            285661104   826   14240SH         DEFINED            0
EMERSON ELECTRIC COMPANY          COM            291011104  1026   17885SH         DEFINED            0
EXXON MOBIL CORP (NEW)            COM            30231G102  1542   35190SH         DEFINED            0
FEDERAL NATL MTG ASSN             COM            313586109  1616   20235SH         DEFINED            0
FLEET BOSTON FINL CORP            COM            339030108  1501   42887SH         DEFINED            0
FORD MOTOR CO (NEW)               COM PAR $0.01  345370860  1163   70500SH         DEFINED            0
GANNETT COMPANY INC               COM            364730101  1368   17975SH         DEFINED            0
GENERAL ELECTRIC COMPANY          COM            369604103   378   10100SH         DEFINED            0
GILLETTE COMPANY                  COM            375766102  1750   51445SH         DEFINED            0
HEWLETT-PACKARD COMPANY           COM            428236103   429   23912SH         DEFINED            0
HONEYWELL INTERNATIONAL INC       COM            438516106  1313   34305SH         DEFINED            0
INTEL CORPORATION                 COM            458140100   487   16010SH         DEFINED            0
INTERNATIONAL BUSINESS MACHINE    COM            459200101  1948   18733SH         DEFINED            0
INTERNATIONAL PAPER               COM            460146103  1180   27430SH         DEFINED            0
INTERPUBLIC GROUP OF COS INC      COM            460690100  1635   47710SH         DEFINED            0
J.P. MORGAN CHASE & CO            COM            46625H100  1603   44977SH         DEFINED            0
KIMBERLY CLARK                    COM            494368103  1294   20015SH         DEFINED            0
MASCO CORPORATION                 COM            574599106  1700   61913SH         DEFINED            0
MCDONALDS CORP                    COM            580135101   987   35580SH         DEFINED            0
MELLON FINANCIAL CORP             COM            58551A108   367    9500SH         DEFINED            0
MERRILL LYNCH & CO INC            COM            590188108   868   15670SH         DEFINED            0
MINNESOTA MINING & MFG CO         COM            604059105  1050    9130SH         DEFINED            0
PFIZER INC                        COM            717081103   290    7300SH         DEFINED            0
PRAXAIR INC                       COM            74005P104  1092   18263SH         DEFINED            0
SBC COMMUNICATIONS INC            COM            78387G103   674   18000SH         DEFINED            0
SPDR TRUST UNIT SER 1             COM            78462F103   458    4000SH         DEFINED            0
SAFEWAY INC                       COM            786514208  1472   32690SH         DEFINED            0
SCHERING PLOUGH CORP              COM            806605101  1205   38490SH         DEFINED            0
TARGET CORP                       COM            87612E106  2018   46795SH         DEFINED            0
TOTAL FINA ELF SA SPON ADR        COM            89151E109  1283   16748SH         DEFINED            0
VERIZON COMMUNICATIONS            COM            92343V104  1077   23369SH         DEFINED            0
WORLDCOM INC-WORLDCOM GROUP       COM            98157D106   234   34742SH         DEFINED            0
WYETH CORP                        COM            983024100  1552   23645SH         DEFINED            0
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